Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes Tables [Abstract]
Schedule of provision for income taxes
	2020	2019
Current tax expense	—	—
Deferred tax expense	—	—
Provision for income taxes	—	—

Schedule of statutory income tax rates

	2020	2019
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2019 – 27%,)	(3,630)	(2,653)
Change in unrecognized deductible temporary differences and unused tax losses	3,093	4,534
Permanent differences and other	537	(1,881)
Provision for income taxes	—	—

Schedule of deferred tax assets
	2020	2019
Unused tax losses	222	37

Schedule of deferred tax liabilities
	2020	2019
Convertible debentures	—	—
Deferred cost	222	37
	222	37

Deductible temporary differences deferred tax assets

	2020	2019
Property and equipment	2,946	2,103
Right-of-use assets, net lease liability	438	388
Intangible assets	10,346	3,205
Debentures	433	595
Convertible debentures	1,679	530
Financing costs	1,496	1,509
Research and development expenditures	1,437	1,437
Other	2,245	—
	21,020	9,767

Deductible temporary unused tax losses

	2020	2019
Expires 2024	610	610
Expires 2025	936	1,101
Expires 2026	2,112	2,136
Expires 2027	4,863	5,203
Expires 2028	2,064	2,064
Expires 2029	4,237	4,679
Expires 2030	3,698	3,698
Expires 2031	1,470	1,614
Expires 2032	3,772	4,854
Expires 2033	6,065	11,006
Expires 2034	7,416	8,420
Expires 2035	9,680	11,168
Expires 2036	18,713	18,886
Expires 2037	20,450	20,449
Expires 2038	20,214	20,214
Expires 2039	24,977	14,557
Expires 2040	169	—
	131,446	130,659